Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 341	₨ 207
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (320)	₨ (187)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 184	₨ 176
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (173)	₨ (169)